INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Segment Information (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 5,183	$ 4,725	$ 5,528
Utilities
Disclosure of operating segments [line items]
Investments in associates and joint ventures	870	230
Transport
Disclosure of operating segments [line items]
Investments in associates and joint ventures	2,132	2,317
Midstream
Disclosure of operating segments [line items]
Investments in associates and joint ventures	1,052	1,052
Data Infrastructure
Disclosure of operating segments [line items]
Investments in associates and joint ventures	1,025	1,087
Corporate
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 104	$ 39